Inventories	12 Months Ended
Jan. 31, 2020
Disclosure of inventories [Abstract]
Inventories

14	Inventories

	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Finished goods	24,035	21,564
Provision for impairment	(495)	(444)
	23,539	21,120

Write downs of inventories to net realisable value during the period were NZ$51k (2019: NZ$106k).